SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 29. SUBSEQUENT EVENTS

These unaudited condensed consolidated financial statements were approved by management and available for issuance on March 18, 2020, and the Company has evaluated subsequent events through this date.

On March 16, 2020, the Board of Directors of the Company approved a term sheet between the Company and Network 1 Financial Securities, Inc (“Network 1”) to offer up to 712,630 of the Company’s ordinary shares through At the Market (“ATM”) offering transaction, which would be based on an effective F-3 shelf registration statement.